                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Chief Operations Officer
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady      Dayton, Ohio         February 13, 2001
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     66

Form 13F Information Table Value Total:     $362,145
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                            12/31/00

                                                                                  ITEM 6                       ITEM 8
                                                                           INVESTMENT DISCRETION          VOTING AUTHORITY
                    ITEM   2                ITEM 4             ITEM 5                            ITEM 7
ITEM 1              TITLE        ITEM 3     VALUE        SHRS OR  SH/  PUT/                      OTHER
NAME OF ISSUER      OF CLASS     CUSIP      (x$1,000)    PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------      --------    --------    ---------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
21st Century
  Insurance           Common     90130N103    8478        594933  sh           SOLE                       594933
Aceto Corp            Common     004446100    4131        458979  sh           SOLE                       458979
Actrade Financial
  Technologies        Common     00507P102   14586        661109  sh           SOLE                       661109
America Service Group Common     02364l109    8020        308465  sh           SOLE                       308465
American Capital
  Strategies          Common     024937104     864         34300  sh           SOLE                        34300
American Financial
  Hldgs.              Common     026075101    5481        265730  sh           SOLE                       265730
AT&T                  Common     001957109    1540         89247  sh           SOLE                        89247
AT&T Liberty Media
  Grp Cl A            Common     001957208    8223        606327  sh           SOLE                       606327
Atlas Pipeline
  Partners            Common     049392103    2285        120660  sh           SOLE                       120660
Autotote Corp.        Common     053323101     541        183470  sh           SOLE                       183470
Bank United Corp      Common     065412108   15243        223540  sh           SOLE                       223540
Brown Forman cl B     Common     115637209    5875         88340  sh           SOLE                        88340
Capital Automotive
  REIT Inc            Common     139733109    9418        681830  sh           SOLE                       681830
CenturyTel Inc.       Common     156700106    7051        197220  sh           SOLE                       197220
Chris Craft           Common     170520100    8773        131927  sh           SOLE                       131927
CNS Inc.              Common     126136100    2296        644440  sh           SOLE                       644440
Coldwater Creek Inc.  Common     193068103     744         23950  sh           SOLE                        23950
Danielson Holdings    Common     236274106    1993        436860  sh           SOLE                       436860
DEVX Energy Inc       Common     25189P203    5747        729750  sh           SOLE                       729750
Dial Corp             Common     25247D101    3679        334430  sh           SOLE                       334430
Dime Bancorp          Common     25429Q102   17510        592310  sh           SOLE                       592310
Donnelley R R &
  Sons Co             Common     257867101    8258        305860  sh           SOLE                       305860
Duke-Weeks Realty
  Corporation         Common     264411505    2463        100000  sh           SOLE                       100000
Dun & Bradstreet      Common     26483E100    2621        101280  sh           SOLE                       101280
East West Bank        Common     27579R104     686         27500  sh           SOLE                        27500
Encompass Services    Common     29255U104    1540        304104  sh           SOLE                       304104
Freddie Mac           Common     313400301    8107        117709  sh           SOLE                       117709
Gainsco Inc           Common     363127101     344        131000  sh           SOLE                       131000
Greenpoint Financial


                                4




  Corp.               Common     395384100   17762        433884  sh           SOLE                       433884
Greka Energy
  Corporation         Common     397637109     897         66465  sh           SOLE                        66465
Hollinger Inter-
  national            Common     435569108     975         61410  sh           SOLE                        61410
Imperial Credit
  Inds.               Common     452729106     499       1063860  sh           SOLE                      1063860
Innovative Solutions  Common     45769N105    1608         91810  sh           SOLE                        91810
Kent Electronics
  Convt.              conv bond  490553aa2     266        320000  prn          SOLE                       320000
Key Energy Services   Common     492914106    7010        671620  sh           SOLE                       671620
Knight-Ridder         Common     499040103   13924        244815  sh           SOLE                       244815
Lancaster Colony      Common     513847103    5848        208409  sh           SOLE                       208409
Lee Enterprises       Common     523768109    7451        249918  sh           SOLE                       249918
Leucadia National     Common     527288104   18748        529053  sh           SOLE                       529053
Local Financial
  Corporation         Common     539553107    8177        623005  sh           SOLE                       623005
Markel Corporation    Common     570535104    5949         32870  sh           SOLE                        32870
McCormick & Company,
   Inc.               Common     579780206    4509        125030  sh           SOLE                       125030
Mercury General
  Corp.               Common     589400100    5003        114020  sh           SOLE                       114020
Meredith Corp.        Common     589433101    5020        155960  sh           SOLE                       155960
Moody's Corp          Common     615369105    4510        175580  sh           SOLE                       175580
North Fork Bancorp    Common     659424105   13775        560830  sh           SOLE                       560830
Philip Morris         Common     718154107    7193        163484  sh           SOLE                       163484
Prologis Trust        Common     743410102    6586        296006  sh           SOLE                       296006
RailAmerica, Inc.     Common     750753105    1280        163237  sh           SOLE                       163237
Reynolds & Reynolds   Common     761695105    5255        259511  sh           SOLE                       259511
RLI Corp.             Common     749607107    4740        106069  sh           SOLE                       106069
Robbins & Myers       conv bond  770196aa1     229        238000  prn          SOLE                       238000
Sirius Satellite
  Radio Inc.          Common     82966U103    1412         47154  sh           SOLE                        47154
Spherion Inc.         Common     848420105    3842        339639  sh           SOLE                       339639
Sport-Haley           Common     848925103     288        100000  sh           SOLE                       100000
Standard Management   Common     853612109     393        133673  sh           SOLE                       133673
Standard Register     Common     853887107     272         19100  sh           SOLE                        19100
Supreme Ind. Inc      Common     868607102    1575        560109  sh           SOLE                       560109
Telephone & Data
  Systems             Common     879433100    8937         99301  sh           SOLE                        99301
Tootsie Roll          Common     890516107    6163        133801  sh           SOLE                       133801
Trinity Industries
  Inc                 Common     896522109    7019        280750  sh           SOLE                       280750
USA Education, Inc.   Common     90390U102    9306        136860  sh           SOLE                       136860
UST Inc.              Common     902911106    6560        233750  sh           SOLE                       233750
V.F. Corporation      Common     918204108    5495        151640  sh           SOLE                       151640
White Mountain
  Insurance           Common     g9618e107    6459         20248  sh           SOLE                        20248
Williams Controls
  Inc.                Common     969465103     715        789042  sh           SOLE                       789042


                                                                5
00843001.AH5